Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of deposits from banks [line items]
Deposits by banks	£ 20,494	£ 20,973
Drawdown from TFS	3,300	6,300
Drawdown from TFSME	15,200	11,700
Items in the course of transmission
Disclosure of deposits from banks [line items]
Deposits by banks	497	375
Deposits held as collateral
Disclosure of deposits from banks [line items]
Deposits by banks	1,045	2,071
Other deposits
Disclosure of deposits from banks [line items]
Deposits by banks	£ 18,952	£ 18,527